Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]:
Transactions with Related Parties [Text Block]

3. Transactions with Related Parties:
(a) Costamare Shipping Company S.A. (the “Manager” or “Costamare Shipping”): Costamare Shipping is a ship management company wholly-owned by Mr. Konstantinos Konstantakopoulos, the Company's Chief Executive Officer, and as such is not part of the consolidated group of the Company, but is a related party. Costamare Shipping provides the Company with general administrative services, certain commercial services, director and officer related insurance services and the provision of officers, Costamare Shipping receives $1,000 annually on a prorated basis for the services of the Company's officers in aggregate). Costamare Shipping, itself or through Shanghai Costamare Ship Management Co., Ltd. (“Shanghai Costamare”) and CIEL Shipmanagement S.A. (“CIEL”) (up to April 2013), which are also controlled by Mr. Konstantakopoulos, or, a third party sub-manager, provides technical, crewing, commercial, provisioning, bunkering, sale and purchase, chartering, accounting, insurance and administrative services in exchange for a daily fee for each containership. (We refer to Costamare Shipping, CIEL and Shanghai Costamare as our “affiliated managers”.)
Pursuant to the management agreement Costamare Shipping receives a daily fee for each containership as follows: (i) for each containership (subject to any charter other than a bareboat charter) it receives a daily fee of $0.884 since January 1, 2013 ( $0.850 for 2012 and 2011), prorated for the calendar days the Company owns each containership and for the three-month period following the date of the sale of a vessel, (ii) for each containership subject to a bareboat charter it receives a daily fee of $0.442 since January 1, 2013 ($0.425 for the period from the consummation of the Company's Initial Public Offering on November 4, 2010 (Note 1) through December 31, 2012), prorated for the calendar days the Company owns each containership and for the three-month period following the date of the sale of a vessel.
The Company also pays to Costamare Shipping (i) a flat fee of $700  for the supervision of the construction of any newbuild vessel contracted by the Company, provided that such flat fee (which is fixed at the time of the ordering of any newbuild and remains constant until its delivery) will be annually adjusted upwards by 4% for any vessels ordered after December 31, 2012 and (ii) a fee of 0.75% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each containership in the Company's fleet.
The initial term of the management agreement expires on December 31, 2015 and will be automatically extended in additional one-year increments until December 31, 2020, at which point it will expire. The daily management fee for each containership was fixed until December 31, 2012, and is thereafter annually adjusted upwards by 4%, with further annual increases permitted to reflect the strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases. After the initial term expires on December 31, 2015, the Company will be able to terminate the management agreement, subject to a termination fee, by providing written notice to Costamare Shipping at least 12 months before the end of the subsequent one-year term. The termination fee is equal to (a) the lesser of (i) five and (ii) the number of full years remaining prior to December 31, 2020, times (b) the aggregate fees due and payable to Costamare Shipping during the 12-month period ending on the date of termination; provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.
On January 7, 2013, Costamare Shipping entered into a co-operation agreement (the “Co-operation Agreement”) with third-party ship managers V.Ships Greece Ltd., pursuant to which the two companies established a ship management cell (the “Cell”) under V.Ships Greece Ltd. Since April 2013, the Cell  has provided technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial management services, to Costamare Inc. container vessels (including all container vessels previously managed by CIEL), pursuant to separate management agreements entered into with V.Ships Greece Ltd. in respect of each container vessel, for a daily management fee.  Costamare Shipping remains the head manager for all vessels owned by the Company. The Cell also offers ship management services to third-party owners and the net profits from the operation of the Cell are split equally between V.Ships Greece Ltd. and Costamare Shipping. Costamare Shipping passes to the Company the net profit, if any, it receives pursuant to the Co-operation Agreement as a refund or reduction of the management fees payable by the Company  to Costamare Shipping under the Group Management Agreement. As at June 30, 2013, the Cell provided technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial management services, to 16 Costamare Inc. vessels, including two vessels for which York participated in their share capital (Notes 8 and 18(c)). Management fees charged by the Manager in the six-month periods ended June 30, 2012 and 2013, amounted to $6,026 and $7,090, respectively, and are included in Management fees-related parties in the accompanying consolidated statements of income. In addition, the Manager charged (i) $1,449 for the six-month period ended June 30, 2013 ($1,452 for the six-month period ended June 30, 2012), representing a fee of 0.75% on all gross revenues, as provided in the management agreements, which is included in Voyage expenses-related parties in the accompanying consolidated statements of income for the six-month periods ended June 30, 2012 and 2013, (ii) $500 for the  services of the Company's officers in aggregate which is included in General and administrative expenses in the accompanying consolidated statements of income for the six-month periods ended June 30, 2012 and 2013 and (iii) $1,400 supervising fees for four newbuild vessel, which is recorded in Advances for vessels acquisition in the  accompanying 2013 consolidated balance sheet ($3,500 for ten vessels which is recorded in Advances for vessels acquisition in the accompanying 2012 consolidated balance sheet).
The balance due from the Manager at December 31, 2012 and June 30, 2013, amounted to $1,561 and $3,232, respectively, which are included in Due from related parties in the accompanying 2012 and 2013 consolidated balance sheets.
(b) Ciel Shipmanagement S.A.: CIEL, a company incorporated in the Republic of Liberia, is wholly-owned, effective November 30, 2012, by Mr. Konstantinos Konstantakopoulos, the Company's Chairman and Chief Executive Officer (prior to November 30, 2012 Mr. Konstantinos Konstantakopoulos owned 50.2% and Mr. Dimitrios Lemonidis owned 49.8% of CIEL). CIEL was not part of the consolidated group of the Company but was an affiliated manager up to April 2013. CIEL, up to April 2013, provided the Company's vessels certain ship management services such as technical support and maintenance, financial and accounting services, under separate management agreements signed between CIEL and each ship-owning company, in exchange for a daily fixed fee of $0.600 per vessel ($0.600 in 2012). CIEL specialized, although not exclusively, in managing containerships of up to 3,500 TEU. As of June 30, 2013, CIEL did not provide technical, crewing, provisioning, bunkering, sale and purchase and accounting services, or other commercial services, to any (twelve at December 31, 2012) of the Company's containerships. Management fees charged by CIEL in the six-month periods ended June 30, 2012 and 2013 amounted to $1,547 and $900, respectively, and are included in Management fees-related parties in the accompanying consolidated statements of income. The balance due from CIEL at December 31, 2012 and June 30, 2013, amounted to $1,055 and $950, respectively, and is included in Due from related parties in the accompanying consolidated balance sheets.
(c) Shanghai Costamare Ship Management Co. Ltd.: Shanghai Costamare is owned (indirectly) 70% by the Company's Chairman and Chief Executive Officer and 30% (indirectly) by Mr. Zhang Lei, a Chinese national who is Shanghai Costamare's Chief Executive Officer. Mr. Zhang Lei's (indirect) shareholding participation is in the process of being transferred to Shanghai Costamare's General Manager, Mr. Shen XiaoDong. Shanghai Costamare is a company incorporated in Peoples' Republic of China in September 2004 and is not part of the consolidated group of the Company but is an affiliated manager. The technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial services of certain of the Company's vessels have been subcontracted from the Manager to Shanghai Costamare. As of June 30, 2013, Shanghai Costamare provided such services to nine (nine as of December 31, 2012) of the Company's containerships. The balance due from/ to Shanghai Costamare at both December 31, 2012 and June 30, 2013, was $0.